Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
February 28, 2022
SO-NPRT1-0422
1.797930.118
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.5%
Liberty Global PLC Class C (a)	253,200	6,550
Interactive Media & Services - 0.7%
Ziff Davis, Inc. (a)	106,600	10,724
Media - 1.8%
Interpublic Group of Companies, Inc.	372,600	13,712
Nexstar Broadcasting Group, Inc. Class A	64,400	11,917
		25,629
TOTAL COMMUNICATION SERVICES		42,903
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.8%
Adient PLC (a)	248,400	11,116
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	432,314	8,983
Laureate Education, Inc. Class A	626,900	6,796
		15,779
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc. (a)	184,800	15,558
Household Durables - 1.6%
Mohawk Industries, Inc. (a)	102,000	14,360
Taylor Morrison Home Corp. (a)	319,400	9,422
		23,782
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	213,300	11,644
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	148,800	21,142
Nordstrom, Inc. (a)(b)	326,500	6,772
		27,914
Specialty Retail - 2.2%
Gap, Inc. (b)	621,500	9,043
Rent-A-Center, Inc.	305,700	8,685
Sally Beauty Holdings, Inc. (a)(b)	448,200	7,745
Victoria's Secret & Co. (a)	133,900	7,181
		32,654
TOTAL CONSUMER DISCRETIONARY		138,447
CONSUMER STAPLES - 4.5%
Beverages - 0.8%
Primo Water Corp.	853,600	12,411
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	431,300	16,860
Food Products - 1.8%
Bunge Ltd.	65,000	6,796
Darling Ingredients, Inc. (a)	262,522	19,028
		25,824
Tobacco - 0.7%
Altria Group, Inc.	202,900	10,407
TOTAL CONSUMER STAPLES		65,502
ENERGY - 8.6%
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc. Class A (a)(b)	987,400	12,323
Oil, Gas & Consumable Fuels - 7.7%
Canadian Natural Resources Ltd.	761,600	42,550
Cheniere Energy, Inc.	213,000	28,308
Hess Corp.	279,600	28,256
Tourmaline Oil Corp.	330,700	13,045
		112,159
TOTAL ENERGY		124,482
FINANCIALS - 15.7%
Banks - 3.1%
East West Bancorp, Inc.	132,600	11,610
First Citizens Bancshares, Inc. (b)	19,700	15,532
Signature Bank	51,100	17,624
		44,766
Capital Markets - 3.9%
Ameriprise Financial, Inc.	77,600	23,264
Lazard Ltd. Class A	347,800	12,027
LPL Financial	116,200	21,026
		56,317
Consumer Finance - 2.0%
OneMain Holdings, Inc.	262,700	13,392
SLM Corp.	808,684	15,931
		29,323
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	103,400	6,748
Insurance - 6.2%
American Financial Group, Inc.	134,700	18,237
Arch Capital Group Ltd. (a)	454,700	21,421
Assurant, Inc.	108,500	18,414
Reinsurance Group of America, Inc.	92,533	10,258
The Travelers Companies, Inc.	128,900	22,149
		90,479
TOTAL FINANCIALS		227,633
HEALTH CARE - 6.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	78,600	13,063
Health Care Providers & Services - 4.7%
Centene Corp. (a)	262,400	21,679
Cigna Corp.	136,300	32,409
Laboratory Corp. of America Holdings (a)	54,500	14,784
		68,872
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	125,300	17,219
TOTAL HEALTH CARE		99,154
INDUSTRIALS - 18.7%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	109,000	16,080
Air Freight & Logistics - 0.9%
FedEx Corp.	58,200	12,936
Building Products - 2.9%
Builders FirstSource, Inc. (a)	379,000	28,205
Jeld-Wen Holding, Inc. (a)	590,900	13,638
		41,843
Commercial Services & Supplies - 0.9%
The Brink's Co.	186,300	13,052
Construction & Engineering - 2.2%
Fluor Corp. (a)(b)	671,300	14,540
Willscot Mobile Mini Holdings (a)	494,300	17,562
		32,102
Machinery - 2.1%
Allison Transmission Holdings, Inc.	350,600	14,003
Crane Co.	171,300	17,315
		31,318
Marine - 1.0%
Kirby Corp. (a)	214,800	13,994
Professional Services - 3.2%
KBR, Inc.	244,100	12,117
Manpower, Inc.	163,900	17,419
Nielsen Holdings PLC	978,000	17,037
		46,573
Road & Rail - 2.1%
Ryder System, Inc. (b)	116,900	9,216
TFI International, Inc. (Canada)	127,000	13,238
XPO Logistics, Inc. (a)	105,500	7,668
		30,122
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	288,100	17,197
Univar, Inc. (a)	534,300	16,408
		33,605
TOTAL INDUSTRIALS		271,625
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.6%
Plantronics, Inc. (a)(b)	302,100	8,510
Electronic Equipment & Components - 1.0%
Flex Ltd. (a)	903,900	14,905
IT Services - 1.8%
DXC Technology Co. (a)	324,000	11,026
Unisys Corp. (a)	730,132	15,603
		26,629
Software - 2.4%
NCR Corp. (a)	354,100	14,348
SS&C Technologies Holdings, Inc.	270,700	20,294
		34,642
TOTAL INFORMATION TECHNOLOGY		84,686
MATERIALS - 8.4%
Chemicals - 3.5%
Axalta Coating Systems Ltd. (a)	650,300	17,584
Eastman Chemical Co.	82,100	9,726
Olin Corp.	258,283	13,304
Tronox Holdings PLC	519,500	10,546
		51,160
Construction Materials - 0.7%
Eagle Materials, Inc.	67,700	9,263
Containers & Packaging - 2.7%
Berry Global Group, Inc. (a)	217,500	13,191
Crown Holdings, Inc.	117,554	14,420
O-I Glass, Inc. (a)	872,600	11,152
		38,763
Metals & Mining - 1.5%
Arconic Corp. (a)	364,800	11,199
Constellium NV (a)	570,400	11,083
		22,282
TOTAL MATERIALS		121,468
REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Tower Corp.	65,908	14,953
CubeSmart	584,700	28,188
Equinix, Inc.	27,500	19,518
Equity Lifestyle Properties, Inc.	364,700	27,214
Ventas, Inc.	296,700	16,022
		105,895
Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (a)	1,287,400	28,220
TOTAL REAL ESTATE		134,115
UTILITIES - 8.4%
Electric Utilities - 5.6%
Constellation Energy Corp.	97,700	4,492
Edison International	377,600	23,947
Exelon Corp.	293,100	12,474
FirstEnergy Corp.	502,600	21,034
PG&E Corp. (a)	1,699,900	19,328
		81,275
Independent Power and Renewable Electricity Producers - 1.8%
The AES Corp.	862,800	18,317
Vistra Corp.	369,800	8,439
		26,756
Multi-Utilities - 1.0%
MDU Resources Group, Inc.	538,700	14,421
TOTAL UTILITIES		122,452
TOTAL COMMON STOCKS (Cost $1,147,803)		1,432,467

Money Market Funds - 3.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (c)	19,426,617	19,431
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	34,818,243	34,822
TOTAL MONEY MARKET FUNDS (Cost $54,253)		54,253

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,202,056)	1,486,720
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(34,737)
NET ASSETS - 100.0%	1,451,983

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	42,802	83,275	106,646	4	-	-	19,431	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	17,043	95,123	77,344	5	-	-	34,822	0.1%
Total	59,845	178,398	183,990	9	-	-	54,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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